Transfer of Financial Assets (Tables)	9 Months Ended
Dec. 31, 2020
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets	The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets for the nine and three months ended December 31, 2019 and 2020 are as follows:

	Millions of yen
	Nine months ended December 31, 2019	Nine months ended December 31, 2020	Three months ended December 31, 2019	Three months ended December 31, 2020
Beginning balance	¥31,572	¥57,705	¥32,364	¥57,701
Increase mainly from loans sold with servicing retained	6,354	11,823	2,253	4,861
Decrease mainly from amortization	(3,764)	(9,032)	(1,339)	(3,687)
Increase (Decrease) from the effects of changes in foreign exchange rates	(388)	(2,887)	496	(1,266)

Ending balance	¥33,774	¥57,609	¥33,774	¥57,609

Fair Value of Servicing Assets

The fair value of the servicing assets as of March 31, 2020 and December 31, 2020 are as follows:
	Millions of yen
	March 31, 2020	December 31, 2020
Beginning balance	¥39,846	¥60,419
Ending balance	¥60,419	¥63,947